PREPAIDS AND OTHER RECEIVABLES	12 Months Ended
Jan. 31, 2022
PREPAIDS AND OTHER RECEIVABLES

10. PREPAIDS AND OTHER RECEIVABLES

Prepaids and other receivables consisted of the following as at January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021

Chilean corporate tax prepayment	$652	$714
GST/HST receivable	11,785	-
Prepaid deposits for drilling program	21,065	-
Prepaid expenses for general and administrative fees	119,445	559
Total prepaids and other receivables	$152,947	$1,273

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)